Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Assets	Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:
Useful Life
Leasehold improvement	Shorter of the remaining lease terms or estimated useful lives
Office furniture, equipment and others	3 – 5 years
Motor vehicles	5 years